13 Investment properties	12 Months Ended
Dec. 31, 2020
Investment property [abstract]
Investment properties
13	Investment properties

	December 31, 2019	Transfers	Depreciation	December 31, 2020

Investment properties	47,562	(1,240)	(48)	46,274

	December 31, 2018	Transfers	Depreciation	December 31, 2019

Investment properties	47,620	(9)	(49)	47,562

	December 31, 2017	Write-offs and disposals	Transfers	Depreciation	December 31, 2018

Investment properties	57,652	(9,995)	13	(50)	47,620

 As of December 31, 2020 and 2019, the market value of these properties was approximately R$383,000 and R$386,000, respectively.